HOWARD EQUITY FUND
                        A SERIES OF ADVISORS SERIES TRUST

                        SUPPLEMENT AND SHAREHOLDER NOTICE
                             DATED FEBRUARY 19, 2002
                       TO PROSPECTUS DATED MARCH 30, 2001

Effective January 21, 2002, U.S. Bancorp Fund Services, LLC took over the transfer agency role for your account(s) in the Fund. Fund operations will not be affected in any way, however, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below. The Transfer Agent will not accept Account Applications sent via fax. Payment by wire transfer should be made according to the instructions below.

CORRESPONDENCE, PURCHASES BY CHECK AND WRITTEN REDEMPTION REQUESTS:

Howard Equity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

FOR OVERNIGHT DELIVERY SERVICE (SUCH AS FEDEX):

Howard Equity Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
3rd Floor
Milwaukee, WI 53202

WIRE INSTRUCTIONS:

U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH, 45202
ABA #042000013
Credit:   U.S. Bancorp Fund Services, LLC
          A/C #112-952-137
FFC:      Name of Fund
          Shareholder Registration
          Shareholder Account Number (if known)

NEW TELEPHONE NUMBER:

The Transfer Agent's toll-free telephone number is 1-866-205-0528, and should be used to direct any questions you have on or after February 25, 2002.

                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND
                        A SERIES OF ADVISORS SERIES TRUST

                        SUPPLEMENT AND SHAREHOLDER NOTICE
                             DATED FEBRUARY 19, 2002
                       TO PROSPECTUS DATED AUGUST 28, 2001

Effective January 21, 2002, U.S. Bancorp Fund Services, LLC took over the transfer agency role for your account(s) in the Fund. Fund operations will not be affected in any way, however, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below. The Transfer Agent will not accept Account Applications sent via fax. Payment by wire transfer should be made according to the instructions below.

CORRESPONDENCE, PURCHASES BY CHECK AND WRITTEN REDEMPTION REQUESTS:

National Asset Management Core Equity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

FOR OVERNIGHT DELIVERY SERVICE (SUCH AS FEDEX):

National Asset Management Core Equity Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
3rd Floor
Milwaukee, WI 53202

WIRE INSTRUCTIONS:

U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH, 45202
ABA #042000013
Credit:   U.S. Bancorp Fund Services, LLC
          A/C #112-952-137
FFC:      Name of Fund
          Shareholder Registration
          Shareholder Account Number (if known)

NEW TELEPHONE NUMBER:

The Transfer Agent's toll-free telephone number is 1-866-205-0527, and should be used to direct any questions you have on or after February 25, 2002.

                          CAPITAL ADVISORS GROWTH FUND
                        A SERIES OF ADVISORS SERIES TRUST

                        SUPPLEMENT AND SHAREHOLDER NOTICE
                             DATED FEBRUARY 19, 2002
                       TO PROSPECTUS DATED APRIL 30, 2001

Effective January 21, 2002, U.S. Bancorp Fund Services, LLC took over the transfer agency role for your account(s) in the Fund. Fund operations will not be affected in any way, however, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below. The Transfer Agent will not accept Account Applications sent via fax. Payment by wire transfer should be made according to the instructions below.

CORRESPONDENCE, PURCHASES BY CHECK AND WRITTEN REDEMPTION REQUESTS:

Capital Advisors Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

FOR OVERNIGHT DELIVERY SERVICE (SUCH AS FEDEX):

Capital Advisors Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
3rd Floor
Milwaukee, WI 53202

WIRE INSTRUCTIONS:

U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH, 45202
ABA #042000013
Credit:   U.S. Bancorp Fund Services, LLC
          A/C #112-952-137
FFC:      Name of Fund
          Shareholder Registration
          Shareholder Account Number (if known)

NEW TELEPHONE NUMBER:

The Transfer Agent's toll-free telephone number is 1-866-205-0523, and should be used to direct any questions you have on or after February 25, 2002.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND
                         SERIES OF ADVISORS SERIES TRUST

                        SUPPLEMENT AND SHAREHOLDER NOTICE
                             DATED FEBRUARY 19, 2002
                      TO PROSPECTUS DATED DECEMBER 31, 2001

Effective January 21, 2002, U.S. Bancorp Fund Services, LLC took over the transfer agency role for your account(s) in the Funds. Fund operations will not be affected in any way, however, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below. The Transfer Agent will not accept Account Applications sent via fax. Payment by wire transfer should be made according to the instructions below.

CORRESPONDENCE, PURCHASES BY CHECK AND WRITTEN REDEMPTION REQUESTS:

[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

FOR OVERNIGHT DELIVERY SERVICE (SUCH AS FEDEX):

[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
3rd Floor
Milwaukee, WI 53202

WIRE INSTRUCTIONS:

U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH, 45202
ABA #042000013
Credit:   U.S. Bancorp Fund Services, LLC
          A/C #112-952-137
FFC:      Name of Fund
          Shareholder Registration
          Shareholder Account Number (if known)

NEW TELEPHONE NUMBER:

The Transfer Agent's toll-free telephone number is 1-866-205-0357, and should be used to direct any questions you have on or after February 25, 2002.

The Fund's Distributor is T. O. Richardson Company, Inc., 2 Bridgewater Road, Farmington, CT 06032.

                          JACOBS & COMPANY MUTUAL FUND
                        A SERIES OF ADVISORS SERIES TRUST

                        SUPPLEMENT AND SHAREHOLDER NOTICE
                             DATED FEBRUARY 19, 2002
                        TO PROSPECTUS DATED MAY 29, 2001

Effective January 21, 2002, U.S. Bancorp Fund Services, LLC took over the transfer agency role for your account(s) in the Fund. Fund operations will not be affected in any way, however, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below. The Transfer Agent will not accept Account Applications sent via fax. Payment by wire transfer should be made according to the instructions below.

CORRESPONDENCE, PURCHASES BY CHECK AND WRITTEN REDEMPTION REQUESTS:

Jacobs & Company Mutual Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

FOR OVERNIGHT DELIVERY SERVICE (SUCH AS FEDEX):

Jacobs & Company Mutual Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
3rd Floor
Milwaukee, WI 53202

WIRE INSTRUCTIONS:

U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH, 45202
ABA #042000013
Credit:   U.S. Bancorp Fund Services, LLC
          A/C #112-952-137
FFC:      Name of Fund
          Shareholder Registration
          Shareholder Account Number (if known)

The Transfer Agent's toll-free telephone number is 1-877-560-6823, and should be used to direct any questions you have on or after January 21, 2002.

Thank you for your continued interest in the Fund.

                   THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND
                       THE AVATAR ADVANTAGE BALANCED FUND
                         SERIES OF ADVISORS SERIES TRUST

                        SUPPLEMENT AND SHAREHOLDER NOTICE
                             DATED FEBRUARY 15, 2002
                       TO PROSPECTUS DATED APRIL 30, 2001

Effective January 21, 2002, U.S. Bancorp Fund Services, LLC took over the transfer agency role for your account(s) in the Funds. Fund operations will not be affected in any way, however, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below. The Transfer Agent will not accept Account Applications sent via fax. Payment by wire transfer should be made according to the instructions below.

CORRESPONDENCE, PURCHASES BY CHECK AND WRITTEN REDEMPTION REQUESTS:

[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

FOR OVERNIGHT DELIVERY SERVICE (SUCH AS FEDEX):

[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
3rd Floor
Milwaukee, WI 53202

WIRE INSTRUCTIONS:

U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH, 45202
ABA #042000013
Credit:   U.S. Bancorp Fund Services, LLC
          A/C #112-952-137
FFC:      Name of Fund
          Shareholder Registration
          Shareholder Account Number (if known)

NEW TELEPHONE NUMBER:

The Transfer Agent's toll-free telephone number is 1-866-205-0294, and should be used to direct any questions you have on or after February 25, 2002.